Secured Loans and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Loans And Credit Facilities Amounts Outstanding
	2011	2012
(a)Commerzbank AG	$55,575,000	$50,550,000
(b)Unicredit Bank AG (Bayerische Hypo-und Vereinsbank AG)	29,585,000	25,587,000
(c)Bank of Scotland Plc	55,000,000	36,616,864
(d)Bank of Ireland	17,500,000	14,800,000
(e)HSH Nordbank AG	23,625,000	22,125,000
(f)HSBC Bank Plc	20,000,000	18,400,000
(g)Nordea Bank Finland Plc	-	27,463,312
Total	$201,285,000	$195,542,176

Schedule of Debt
Disclosed as follows in the Consolidated Balance Sheets
Current portion of long-term debt	$32,189,000	$14,427,250
Long-term debt	169,096,000	181,114,926
Total	$201,285,000	$195,542,176

Minimum Annual Principal Payments
To December 31,
2013	$14,427,250
2014	18,257,750
2015	50,266,114
2016	30,036,750
2017	57,529,312
Thereafter	25,025,000
Total	$195,542,176